Subsequent Events (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 14, 2023	Jan. 06, 2023	Sep. 01, 2021	May 18, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 21, 2023	Jan. 17, 2023	Nov. 18, 2022	Jul. 31, 2022	Jul. 07, 2022	Mar. 31, 2021
Subsequent Events (Details) [Line Items]
Interest rate						2.00%	2.00%
Deferred consent fee						$ 5,000,000
Trust amount						$ 40,298,657	$ 44,058,573
Aggregate principal amount										$ 686,690
Interest rate											0.75%		13.00%
Conversion price (in Dollars per share)						$ 2.23	$ 10.01
Debt, Weighted Average Interest Rate						75.00%
Floor price (in Dollars per share)							$ 0.45
Lowest price percentage						90.00%
Outstanding principal amount						$ 1,000,000	$ 1,000,000
Redemption premium percentage						5.00%	5.00%
Exchange cap percentage						95
Volume-weighted average price (VWAP) percentage						110.00%
Aggregate amount						$ 5,969,325
Kludein I Acquisition Corp. [Member]
Subsequent Events (Details) [Line Items]
Trust amount												$ 104,093,013
Volume-weighted average price (VWAP) percentage							98.00%
Public shares outstanding (in Shares)												10,404,394
Sponsor advanced			$ 7,500				$ 275,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Agreement amount								$ 998,859
Final settlement								$ 1,650,000
Subsequent description					the Company was required to not permit its Liquidity (as defined in the Financing Agreement) to be less than the sum of (x) $15.0 million and (y) the DB/Harbert Deferred Payment Amount (as defined in the Financing Agreement), and (ii) from May 1, 2023 forward, the Company was
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member]
Subsequent Events (Details) [Line Items]
Additional fund amount		$ 101,000,000
Price per share (in Dollars per share)		$ 10.32
interest earn		$ 1,190,676
Aggregate shares (in Shares)		9,786,530
Excise tax		$ 100,993,709
Public shares outstanding (in Shares)		617,864
Aggregate amount									$ 95,000,000
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member] | Public shares [Member]
Subsequent Events (Details) [Line Items]
Public shares exercised (in Shares)		9,786,530
Forecast [Member]
Subsequent Events (Details) [Line Items]
Subsequent description				the Company of (i) convertible debentures in an aggregate principal amount of $11,440,217 (the “Part B Convertible Debentures”) and (ii) an aggregate of 263,125 shares of Common Stock (the “Commitment Fee Shares”). The Part B Convertible Debentures were issued at an original issue discount of 8%, resulting in aggregate gross proceeds to the Company of $10,525,000.
Interest rate				0.01%
Trust amount				$ 21,000,000
Aggregate principal amount				$ 2,500,000
Aggregate shares (in Shares)				62,500
maturity date				Feb. 02, 2027
Interest rate				15.00%
Forecast [Member] | Convertible debentures [Member]
Subsequent Events (Details) [Line Items]
Interest rate				10.00%
Financing Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Subsequent description				the Company entered into that certain Waiver and Amendment No. 3 to Financing Agreement (“Waiver and Amendment No. 3”) with Near Intelligence LLC, the Company’s subsidiary guarantors, Blue Torch and the Required Lenders, pursuant to which, among other things, (i) Blue Torch waived the Existing Defaults and (ii) the parties agreed to amend certain terms of the Financing Agreement relating to (x) the Junior Capital Financing Conditions, (y) the minimum Liquidity requirements and (z) the leverage ratios required for withdrawals of proceeds under the Financing Agreement. In accordance with Waiver and Amendment No. 3, on or prior to May 20, 2023 (or such later date as may be agreed in writing), the net cash proceeds from the issuance of Junior Capital after March 23, 2023, plus net cash proceeds from the trust account (the “Trust Account”) following the Business Combination, must be at least $21.0 million in the aggregate (the “Amended Junior Capital Financing Condition”). In addition, the Subsequent Financing Condition was eliminated. Furthermore, (i) from April 14, 2023 to May 20, 2023, the Company may not permit its Liquidity to be less than the sum of (x) $10.0 million and (y) the DB/Harbert Deferred Payment Amount (as defined in the Financing Agreement) reduced by $3.8 million, and (ii) from May 20, 2023 forward, the Company may not permit its Liquidity to be less than $20.0 million. Additionally, pursuant to Waiver and Amendment No. 3, the parties agreed that $2.0 million of a $5.0 million deferred consent fee payable under the Financing Agreement is due and payable as of May 18, 2023, and has been automatically paid-in-kind and capitalized on the outstanding principal amount of the loans. The remaining $3.0 million of the deferred consent fee will become due and payable (i) if as of May 20, 2023, (x) the Company fails to obtain net cash proceeds from the issuance of Junior Capital after March 23, 2023 of at least $20.0 million and (y) after giving effect to payment of all outstanding fees and expenses related to the Business Combination, pro forma liquidity is not at least $32.0 million, or (ii) upon occurrence of certain other events of default under the Financing Agreement.The Company’s Board of Directors has authorized the issuance of up to $50.0 million of Junior Capital on terms substantially similar to those set forth in the Securities Purchase Agreements, of which approximately $21.0 million has been issued to date.
Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)	$ 10.01
Debt, Weighted Average Interest Rate	75.00%
Floor price (in Dollars per share)	$ 0.45